RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
ECOLAB SAVINGS PLAN AND ESOP
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
Reconciliation of net assets available for benefits per the financial statements

(in thousands)	2025	2024

Net assets available for benefits per the financial statements	$ 4,636,225	$ 4,186,559
Fully benefit-responsive investment contracts value adjustment	(2,989)	(6,647)
Net assets available for benefits per Form 5500	$ 4,633,236	$ 4,179,912

(in thousands)	2025

Net increase in net assets available for benefits per the financial statements	$ 449,666
Prior year fully benefit-responsive investment contracts value adjustment	6,647
Current year fully benefit-responsive investment contracts value adjustment	(2,989)
Total increase in net assets available for benefits per Form 5500	$ 453,324